UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 North Radnor-Chester Road

Radnor Court, Suite 120

Radnor, Pennsylvania 19087

(Address of principal executive offices)

 (Zip code)

Conestoga Capital Advisors

259 North Radnor-Chester Road

Radnor Court, Suite 120

Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies to:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Registrant's telephone number, including area code: 800-320-7790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Conestoga Small Cap Fund

A.S.V. INC.

Ticker Symbol:ASVI	Cusip Number:001963107
Record Date: 4/7/2006	Meeting Date: 6/2/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees; 1-Richard A. Benson, 2-James H. Dahl, 3-Bruce D. Iserman, 4-Leland T. Lynch, 5-Jerome T. Miner, 6-Karlin S. Symons, 7-R.E. ""Teddy"" Turner, IV, 8-Kenneth J. Zika	For	Issuer	For	With
2	To approve a proposal to amend our second restated articles of incorporation to increase the number of authorized shares of common stock and decrease the number of authorized shares of prefered stock.	For	Issuer	For	With
3	To ratify the appointment of Grant Thornton LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2006	For	Issuer	For	With

AMCOL INTERNATIONAL CORP.

Ticker Symbol:ACO	Cusip Number:02341W103
Record Date: 3/17/2006	Meeting Date: 5/11/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees;1-Robert E. Driscoll, III, 2-Daniel P. Casey, 3-Dale E. Stahl	For	Issuer	For	With
2	The approval of the AMCOL Int'l Corp. 2006 long-term incentive plan.	For	Issuer	For	With
3	Theh approval of the AMCOL Int'l Corp. annual cash incentive plan.	For	Issuer	For	With

AMERICAN WOODMARK CORPORATION

Ticker Symbol:AMWD	Cusip Number:030506109
Record Date: 6/27/2005	Meeting Date: 8/25/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Direcommend a vote for election of the following nominees: William F. Brandt, Jr., Daniel T. Carroll, Martha M. Dally, James G. Daavis, Neil P. DeFeo, James J. Gosa, Kent B. Guichard, Daniel T. Hendrix, Kent J. Hussey, Thomas McKane, Carol B. Moerdyk	For	Issuer	For	With
2	Proposal to ratify the selection of KPMG LLP as independent registered accounting firm of the company for the fiscal year ending April 30, 2006.	For	Issuer	For	With
3	To consider and vote upon the company's 2005 non-employee directors stock option plan.	For	Issuer	For	With

AVOCENT CORPORATION

Ticker Symbol:AVCT	Cusip Number:053893103
Record Date: 5/3/2006	Meeting Date: 6/15/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: a vote for election of the following nominees; 1-F.A.(Fran) Dramis, Jr., 2-Stephen F. Thornton	For	Issuer	For	With
2	Proposal to ratify the appointment of PriceWaterHouseCoopers LLP as the company's independent auditors for the fiscalyear ending December 31, 2006	For	Issuer	For	With
3	Proposal to approve the amendment of the 2005 equity incentive plan to reserve an additional 2,250,000 shares.	For	Issuer	For	With

BLACKBOARD INC.

Ticker Symbol:BBBB	Cusip Number:091935502
Record Date: 4/17/2006	Meeting Date: 6/14/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees:1-Michael L. Chasen, 2-Steven B. Gruber	For	Issuer	For	With
2	To approve the amendment of the amended and restated 2004 stock incentive plan to increase thenumber of shares authorized for issuance under the plan from 2,350,000 to 4,600,000.	For	Issuer	For	With
3	To ratify the selection of the company's independent registered public accounting firm.	For	Issuer	For	With

BOSTON PRIVATE FINANCIAL HOLDINGS

Ticker Symbol:BPFH	Cusip Number:101119105
Record Date: 3/6/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 1-Herbert S. Alexander, 2-Lynn Thompson Hoffman, 3-Richard I. Morris, Jr., 4-John A. Straus	For	Issuer	For	With
2	To approve the amendment and restatement of the Boston Private Financial Holdings, Inc. 2001 employee stock purchase plan.	For	Issuer	For	With
3	To aprove the adoption of the Broston Private Financial Holdings, Inc. 2006 non-qualified employee stock purchase plan.	For	Issuer	For	With

CARBO CERAMICS INC.

Ticker Symbol:CRR	Cusip Number:140781105
Record Date: 2/17/2006	Meeting Date: 4/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 1-Claude E. Cooke, Jr., 2-Chad C. Deaton, 3-H. E. Lentz, Jr., 4-William C. Morris, 5-John J. Murphy, 6-Jesse P. Orsini, 7-Robert S. Rubin	For	Issuer	For	With
2	Proposal to ratify and approve amendment number one to the 2004 Carbo Ceramics Inc. long-term incentive plan.	For	Issuer	For	With
3	Proposal to ratify the appointment of Ernst & Young LLP Certified Public Accountants, as independent auditors for the fiscal year ending December 31, 2006.	For	Issuer	For	With

CHEROKEE INC.

Ticker Symbol:CHKE	Cusip Number:16444H102
Record Date: 4/20/2006	Meeting Date: 6/13/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 1-Robert Margolis, 2-Timothy Ewing, 3-David Mullen, 4-Jess Ravich, 5-Keith Hull	For	Issuer	For	With
2	Approval of the 2006 incentive awared plan.	For	Issuer	For	With

COMPUTER PROGRAMS AND SYSTEMS INC.

Ticker Symbol:CPSI	Cusip Number:205306103
Record Date: 3/31/2006	Meeting Date: 5/11/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees, 1-William R. Seifert, II, 2-W. Austin Mulherin, III, 3-John C. Johnson	For	Issuer	For	With
2	To ratify the appointment of Grant Thornton LLP as independent registered public accountants.	For	Issuer	For	With

CURTISS-WRIGHT

Ticker Symbol:CW	Cusip Number:231561101
Record Date: 3/8/2006	Meeting Date: 5/5/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees; 1-Martin R. Benante, 2-James B. Busey, IV, 3-S. Marce Fuller, 4-Carl G. Miller, 5-William B. Mitchell, 6-John R. Myers, 7-William W. Sihler, 8-Albert E. Smith	For	Issuer	For	With
2	Proposal to approve the company's 2006 incentive compensation plan.	For	Issuer	For	With
3	Proposal to approve the appointment of Deloitte & Touche LLP as the company's independent accountants for 2006.	For	Issuer	For	With

DIGI INTERNATIONAL

Ticker Symbol:DGII	Cusip Number:271978794
Record Date: 11/21/2005	Meeting Date: 1/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vot efor election of the following nominees 1- Kenneth e. Millard, 2- William N. Priesmeyer	For	Issuer	For	With
2	Ratification of the appointment of PriceWaterHouseCoopers LLP as independent registered public accountants of the company for the 2006 fiscal year.	For	Issuer	For	With

DIGI INTERNATIONAL, INC.

Ticker Symbol:DGII	Cusip Number:253798102
Record Date: 11/21/2005	Meeting Date: 1/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees 1-Kenneth E. Millard, 2-William N. Priesmeyer.	For	Issuer	For	With
2	Ratification of the appointment of PriceWaterHouseCoopers LLP as independent registered public accountants of the company for the 2006 fiscal year.	For	Issuer	For	With

FACTSET RESEARCH SYSTEMS, INC.

Ticker Symbol:FDS	Cusip Number:303075105
Record Date: 10/24/2005	Meeting Date: 12/20/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees, 1-Michael F. Dichristina, 2-Walter F. Siebecker.	For	Issuer	For	With
2	To ratify the appointment of the accounting firm of Pricewaterhousecoopers LLP as the independent registered public accounting firm for fiscal 2006.	For	Issuer	For	With

FINANCIAL FEDERAL CORPORATION

Ticker Symbol:IFI	Cusip Number:317492106
Record Date: 10/26/2005	Meeting Date: 12/13/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote for election of the following nominees 1-Lawrence B. Fisher, 2-Michael C. Palitz, 3-Thomas F. Robards, 4-Paul R. Sinsheimer, 5-Leopold Swergold, 6-H.E. Timanus, Jr., 7-Michael J. Zimmerman	For	Issuer	For	With
2	Ratifying the appointment of KPMG LLP as the corporation's independent registered public accounting firm for the fiscal year ending July 31, 2006.	For	Issuer	For	With

FINANCIAL FEDERAL CORPORATION

Ticker Symbol:FIF	Cusip Number:317492106
Record Date: 10/26/2005	Meeting Date: 12/13/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees, 1-Lawrence B. Fisher, 2-Michael C. Palitz, 3-Thomas F. Robards, 4-PaulR. Sinsheimer, 5-LeopoldSwwergold, 6-H.E. Timmmanus, Jr., 7-Michael J. Zimmerman	For	Issuer	For	With
2	Ratifying the appointment of KPMG LLP as the corporation's independent registered public accounting firm for the fiscal year ending July 31, 2006.	For	Issuer	For	With

FRANKLIN ELECTRIC CO., INC.

Ticker Symbol:FELE	Cusip Number:353514102
Record Date: 2/24/2006	Meeting Date: 4/28/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend a vote for election of the following nominees: 1-Jerome D. Brady, 2-Diana S. Ferguson, 3-David M. Wathen	For	Issuer	For	With
2	Appointment of the independent registered publich accounting firm, proposal to ratify the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for the 2006 fiscal year.	For	Issuer	For	With

GRACO INC.

Ticker Symbol:GGG	Cusip Number:384109104
Record Date: 2/22/2006	Meeting Date: 4/21/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees:1-Robert G. Bohn, 2-William G. Carroll, 3-Jack W. Eugster, 4-R. William Van Sant	For	Issuer	For	With
2	Ratification of appointment of Deloitte & Touche LLP as the independent registered public accounting firm.	For	Issuer	For	With
3	Approval of the amended and restated Graco Inc. stock incentive plan.	For	Issuer	For	With
4	Approval of the Graco Inc. 2006 Employee Stock Purchase Plan.	For	Issuer	For	With

HUTCHINSON TECHNOLOGY, INCORPORATED

Ticker Symbol:HTCH	Cusip Number:448407106
Record Date: 12/1/2005	Meeting Date: 1/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend a vote for election of the following nominees; 1-W. Thomas Brunberg, 2-Archibald Cox, Jr., 3-Wayne M. Fortun, 4-Jeffrey W. Green, 5-Russell Huffer, 6-R. Frederick McCjoy, Jr, 7-William T. Monahan, 8-Richard B. Solum.	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as independent public accountants for the 2006 fiscal year.	For	Issuer	For	With
3	Any other business which may properly be considered and acted upon at said meeting	Abstained	Issuer	For	With

HUTCHINSON TECHONOLOGY

Ticker Symbol:HTCH	Cusip Number:448407106
Record Date: 12/1/2005	Meeting Date: 1/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 1- W Thomas Brunberg, 2-Archibald Cox, Jr., 3-Wayne M. Fortun, 4- Jeffrey W. Green, 5- Russell Huffer, 6- jR. Frederick McCoy Jr., 7- William T. Monahan, 8- Richard B Solum	For	Issuer	For	With
2	Ratificatin of the appointment of Deloite & Touche LLP as independent public accountants for the fiscal year.	For	Issuer	For	With
3	Any other business which may properly be considered and acted upon at said meeting	Abstained	Issuer	N/A	N/A

INTEGRA LIFESICENCES HOLDING CORP.

Ticker Symbol:IART	Cusip Number:457985208
Record Date: 4/5/2006	Meeting Date: 5/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees:10 Keith Bradley, 2-Richard E. Caruso, 3-Stuart M. Essig, 4-Christian JS. Schde, 5-James M. Sullivan, 6-Anne M. Vanlent	For	Issuer	For	With
2	Proposal to ratify the appointment of PriceWaterHouseCoopers LLP as the company's independent registered public accounting firm for the current fiscal year.	For	Issuer	For	With

KENSEY NASH

Ticker Symbol:KNSY	Cusip Number:490057106
Record Date: 10/17/2005	Meeting Date: 12/7/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Proposal to ratify the apointment of Deloitte & Touche LLP as the independent auditors of the company's financial statements.	For	Issuer	For	With

KENSEY NASH CORPORATION

Ticker Symbol:KNSY	Cusip Number:490057106
Record Date: 10/17/2005	Meeting Date: 12/7/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nomines, 1-Douglas G. Evans, P.E., 2-Walter R. Maupay, Jr., 3-C. McColliser Evarts, MD	For	Issuer	For	With

KENSEY NASH CORPORATION

Ticker Symbol:KNSY	Cusip Number:490057106
Record Date: 5/1/2006	Meeting Date: 6/22/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to approve the fifth amended and restated Kensey Nash Corporation employee incentive coompensation plan.	For	Issuer	For	With

KNIGHT TRANSPORTATION

Ticker Symbol:KNX	Cusip Number:499064103
Record Date: 11/25/2005	Meeting Date: 12/21/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to approve the company's 2005 Executive cash bonus plan, to comply with section 162(M) of the Internal Revenue code of 1986, as amended.	For	Issuer	For	With
2	Proposal to amend the company's 2003 stock option plan to comply with section 162(M) of the code, and to approve and ratify the company's amended and restated 2003 stock option plan, which incorporates all prior amendments to the 2003 stock option plan.	For	Issuer	For	With

KNIGHT TRANSPORTATION INC.

Ticker Symbol:KNGT	Cusip Number:499064103
Record Date: 4/6/2006	Meeting Date: 5/24/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 1-Gary J. Knight, 2-JG.d. Madden, 3-Kathryn L. Munro, 4-Richard J. Lehmann	For	Issuer	For	With
2	Ratification of independent registered public accounting firm. Proposal to ratify Deloitte & Touche LLP as the company's independent registered public accounting firm for fiscal 2006	For	Issuer	For	With

KNIGHT TRANSPORTATION, INC.

Ticker Symbol:KNX	Cusip Number:499064103
Record Date: 11/25/2005	Meeting Date: 12/21/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to approve the company's 2005 executive cash bonus plan, to comply with section 162 (M) of the internal revenue code of 1986, as amended.	For	Issuer	For	With
2	Proposal to amend the company's 2003 stock option plan to comply with section 162(M) of the code, and to approve and ratify the company's amended and restated 2003 stock option plan, which incorporates all prior amendments to the 2003 stock option plan.	For	Issuer	For	With

KRONOS, INCORPORATED

Ticker Symbol:KRON	Cusip Number:501052104
Record Date: 12/19/2005	Meeting Date: 2/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees, 1-Mark S. Ain, 2-Daid B. Kiser	For	Issuer	For	With
2	To approve our amended and restated 2002 stock incentive plan.	For	Issuer	For	With
3	To ratify the selection of Ernst and Young LLP as our registered public accounting firm for the 2006 fiscal year.	For	Issuer	For	With

LANDAUER, INC.

Ticker Symbol:LDR	Cusip Number:51476K103
Record Date: 12/16/2005	Meeting Date: 2/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Proposal to ratify the appointment of Pricewaterhousecoopers LLP as independent registeed public accounting firm f the company	For	Issuer	For	With
1	Directors recommend a vote for election of the followingnominees; 1-Mr White; 2-Mr. Mitchell	For	Issuer	For	With

LOJACK CORPORATION

Ticker Symbol:LOJN	Cusip Number:539451104
Record Date: 3/20/2006	Meeting Date: 5/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 1-Joseph f. Abely, 2-Robert J. Murray, 3-Harvey Rosenthal, 4-Maria Renna Sharpe, 5-John H. Mackinnon, 6-Robert L. Rewey, 7-Richard T. Riley	For	Issuer	For	With
2	Ratify the appointment of Deloitte & Touche LLP as independent auditors for 2006.	For	Issuer	For	With

MATTHEWS INTERNATIONAL CORP.

Ticker Symbol:MATW	Cusip Number:577128101
Record Date: 12/30/2005	Meeting Date: 2/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for electin of the followin gnominees, 1-Joseph C. Bartolacci, 2-Glenn R. Mahone, 3-William J. Stallkamp	For	Issuer	For	With
2	To ratify tthe appointment of PriceWaterhouseCoopers LLP as the independent registered public accounting firm to audit the records of the company for the fiscal year ending September 30, 2006	For	Issuer	For	With

MENTOR CORPORATION

Ticker Symbol:MNT	Cusip Number:587188103
Record Date: 7/18/2005	Meeting Date: 9/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve a decrease in the authorized number of members of the board of directors from eleven to nine.	For	Issuer	For	With
2	Directors receommend a vote for the election of the following nominees: Joseph E. Whitters, Michael L. Emmons, Walter W. Faster, Eugene G. Glover, Michael Nakonechny, Ronald J. Rossi, Jeffrey W. Ubben, Dr. Richard W. Young, Joshua H. Levine	For	Issuer	For	With
3	To approve an amended and restated long-term incentive plan.	For	Issuer	For	With
4	To approve an employee stock purchase plan.	For	Issuer	For	With
5	To approve the amendment of the company's bylaws regarding the determination of the number of directors.	For	Issuer	For	With
6	To ratify the appointment of Ernst & Young LLP as the independent auditors of the company for the fiscal year ending March 31, 2006	For	Issuer	For	With

PLANTRONICS, INC.

Ticker Symbol:PLT	Cusip Number:727493108
Record Date: 5/25/2005	Meeting Date: 7/21/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the following nominees: Marv Tseu, Ken Kannappan, Gregg Hammann, Marshall Mohr, Trude Taylor and Roger Wery	For	Issuer	For	With
2	To ratify and approve an increase of 1.3 million shares in the common stock issuable under the 2003 stock plan.	For	Issuer	For	With
3	To ratify and approve an increase of 200,000 shares in the common stock issuable under the 2002 employee stock purchase plan.	For	Issuer	For	With
4	To ratify the appointment of PriceWaterHouseCoopers LLP as the independent registered public accounting firm of the company for fiscal 2006.	For	Issuer	For	With

PRIVATEBANCOPR INC.

Ticker Symbol:PVTB	Cusip Number:742962103
Record Date: 3/6/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees:1- Donald L. Beal, 2-William A. Goldstein, 3-Richard C. Jensen, 4-John B. Williams, 5-Alejandro Silva	For	Issuer	For	With

PSYCHEMEDICS CORPORATION

Ticker Symbol:PMD	Cusip Number:744375205
Record Date: 3/15/2006	Meeting Date: 5/11/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A	Directors recommend a vote for election of the following nominees: 1-Raymond c. Kubacki, Jr. 2-Harry F. Connick, 3-Walter S. Tomenson, Jr.,4-Fred J. Weinert	For	Issuer	For	With
B	Approval of the company's 2006 equity incentive plan.	For	Issuer	For	With

RAVEN INDUSTRIES INC.

Ticker Symbol:RAVN	Cusip Number:754212108
Record Date: 4/6/2006	Meeting Date: 5/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees:1-Anthony W. Bour, 2-David A. Christensen, 3-Thomas S. Everist, 4-Mark E. Griffin, 5-ConradJ. Hoigaard, 6- Cynthia H. Milligan, 7-Ronald M. Moquist	For	Issuer	For	With
2	Proposal to ratify and approve the deferred stock compensation plan for directors.	For	Issuer	For	With

RIMAGE CORPORATION

Ticker Symbol:RIMG	Cusip Number:766721104
Record Date: 4/6/2006	Meeting Date: 5/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees:1- Bernard P. Aldrich, 2-Lawrence M. Benveniste, 3-Philip D. Hotchkiss, 4-Thomas F. Madison, 5-Steven M. Quist, 6-James L. Reissner, 7-David J. Suden	For	Issuer	For	With
2	A proposal to ratify and approve the appointment of KPMG LLP as independent auditors for the company for the fiscal year ending December 31, 2006	For	Issuer	For	With

RITCHIE BROS. AUCTIONEERS INC.

Ticker Symbol:RBA	Cusip Number:767744105
Record Date: 3/3/2006	Meeting Date: 4/13/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	For all the nominees proposed as directors; 1-David Edward Ritchie, 2-Charles Edward Croft, 3-Peter James Blake, 4-Clifford Russell Cmolik, 5-Eric Patel, 6-Beverley Anne Briscoe, 7-Robert Waugh Murdoch	For	Issuer	For	With

SCHOOL SPECIALTY, INC.

Ticker Symbol:SCHS	Cusip Number:807863105
Record Date: 7/12/2005	Meeting Date: 8/23/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve the agreement and plan of merger, dated as of May 31, 2005, by and among LBW Holdings,Inc. LBW Acquisition, Inc. and School Specialty Inc. which provides for the merger of LBW Acquisition, Inc. with and into School Specialty, Inc. with School Specialty, Inc. continuing as the surviving corporation in the merger, as described in the statement.	For	Issuer	For	With
2	To adjourn the special meeting if necessary or appropriate to permit further solicitation of proxies if there are not sufficient votes at the special meeting to approve the agreement and plan of merger refereed to in item 1.	For	Issuer	For	With

SCHOOL SPECIALTY, INC.

Ticker Symbol:SCHS	Cusip Number:807863105
Record Date: 7/12/2005	Meeting Date: 9/12/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve the agreement and plan of merger, dated as of May 31, 2005, by and among LBW Holdings, Inc. LBW acquisition Inc. and School Specialty, Inc. which provides for the merger of LBW Acquisition Inc., with and into School Specialty, Inc. with School Specialty, Inc. continuing as the surviving corporation in the merger, as described in the statement.	For	Issuer	For	With
2	To adjourn the special meeting if necessary or appropriate to permit further solicitation of proxies if there are not sufficient votes at the special meeting to approve the agreement and plan of merger referred to in item 1.	For	Issuer	For	With

ST. MARY LAND & EXPLORATION COMPANY

Ticker Symbol:SM	Cusip Number:792228108
Record Date: 3/31/2006	Meeting Date: 5/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 1-Barbara M. Baumann, 2-Larry W. Bickle, 3-Thomas E. Congdon, 4-Willilam J. Gardiner, 5-Mark A. Hellerstein, 6-John M. Seidl,7-William D. Sullivan	For	Issuer	For	With
2	The proposal to approve the 2006 equity incentive conpensation plan to succeed the St. Mary Land & Exploration Company; stock option plan, incentive stock option plan, retricted stock plan, and the St. Mary Land & Exploration company non-employee director stock compensation plan; and increase thenumber of shares of stock available for issuance to employes.	For	Issuer	For	With
3	The proposal to ratify the appointment by the audit committee of Deloitte & Touche, LLP as the company's independent registered public accounting firm.	For	Issuer	For	With

TECHNE CORPORATION

Ticker Symbol:TECH	Cusip Number:878377100
Record Date: 10/27/2005	Meeting Date: 10/27/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Diectors recommend a vote for election of the following nomines, 1-Thomas E. Oland, 2-Roger C. Lucas, Ph.D., 3-Howard V. O'Connell, 4-G.Arthur Herbers, 5-R.C. Steer, MD, Ph.D., 6 Robert V. Baumgartner.	For	Issuer	For	With
1	To set the number of directors at six.	For	Issuer	For	With

THE ADVISORY BOARD COMPANY

Ticker Symbol:ABCO	Cusip Number:00762W107
Record Date: 9/23/2005	Meeting Date: 11/15/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend a vote for election of the following nominees, 1-Marc N. Casper, 2-Kelt Kindick, 3-Joseph E. Laird, Jr., 4-Mark R. Neaman, 5-Leon D. Shapiro, 6-Frank J. Williams, 7-Leanne M. Zumwalt	For	Issuer	For	With
2	Approve the 2005 stock incentive plan.	For	Issuer	For	With
3	Ratify the appointment of Ernst & Young LLP as independent registered accountant for theyear ending March 31, 2006	For	Issuer	For	With

TRIMBLE NAVIGATION LIMITED

Ticker Symbol:TRMB	Cusip Number:896239100
Record Date: 3/20/2006	Meeting Date: 5/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	dIRECTORS RECOMMEND: A VOTE FOR ELECTION OF THE FOLLOWING NMINEES: 1-STEVEN W. BERGLUND, 2-ROBERT S. COOPER, 3-JOHN B. GOODRICH,4-WILLIAM HART, 5-ULF J. JOHANSSON, 6-BRADFORD W. PARKINSON, 7-NICKOLAS W. VANDE STEEG	For	Issuer	For	With
2	TO APROVE AN AMENDMENT TO THE COMPANY'S 2002 STOCK PLAN TO INCREASE THE NUMBER OF SHARES OF THE COMPANY'S COMMON STOCK AVAILABLE FOR GRNT OF STOCK OPTIONS AND STOCK AWARDS THEREUNDER.	For	Issuer	For	With
3	TO APPROVE AN AMENDMENT TO THE COMPANY'S 1988 EMPLOYEE STOCK PURCHASE PLAN TO INCREASE THE NUMBER OF SHARES OF THE COMPANY'S COMMON STOCK AVAILABLE FOR PURCHASE THEREUNDER.	For	Issuer	For	With
4	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR THE CURRENT FISCAL YEAR ENDING DECEMBER 29, 2006.	For	Issuer	For	With

TSX GROUP INC.

Ticker Symbol:TSXPF	Cusip Number:873028104
Record Date: 3/13/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote in favor of all the nominees and proposed resolutions: Tullio Cedraschi; Raymond Garneau, Harry A. Jaako, Jean Martel, John P. Mulvhill, Kathleen M. O'Neill,Wayne C. Fox, John A. Hagg, J. Spencer Lanthier, Owen McCreery, Richard Nesbitt, Gerri B. Sinclair	For	Issuer	For	With
2	Appoint the KPMG LLP as the auditors at a remuneration to be fixed by the Directors.	For	Issuer	For	With
3	Amend the by-law No.1 of the Corporation to remove the definition of ""Independent Director"" and section 3.14 entitled ""Director Representation"", and the restate the by-law No.1 of the Corporation and authorize any Director or Officer of the Corporation to execute and deliver for and in name of and on behalf of the Corporation, whether under its coprorate seal or not, all such other certificates, instruments, agreements, documents andnotices and to do all such other acts and things as in such person's opinion as may be necessary or desirable for the purpose of giving effect to this resolution.	For	Issuer	For	With

UNIFI, INC.

Ticker Symbol:UFI	Cusip Number:904677101
Record Date: 9/9/2005	Meeting Date: 10/19/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees, 1-William J. Armfield, IV, 2-R. Wiley Bourne, Jr., 3-Charles R. Carter, 4-SueW. Cole, 5-J.B. Davis, 6-Kenneth G. Langone, 7-Donald F. Orr, 8-Brian R. Parke.	For	Issuer	For	With

WORLD ACCEPTANCE CORPORATION

Ticker Symbol:WRLD	Cusip Number:981419104
Record Date: 6/17/2005	Meeting Date: 8/3/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recomend a vote for election of the following nominees; Charles D. Walters, Douglas R. Jones, A.Alexander McLean III, James R. Gilreath, William S. Hummers III, Charles D. Way and Ken R. Bramlett, Jr.	For	Issuer	For	With
2	Proposal to approve the 2005 stock option plan	For	Issuer	For	With
3	Proposal to ratify the selection of KPMG LLP as the company's independent public accountants.	For	Issuer	For	With

YANKEE CANDLE COMPANY, INC.

Ticker Symbol:YCC	Cusip Number:984757249
Record Date: 4/6/2006	Meeting Date: 6/8/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees: 1-Michael G. Archbold, 2-Carol M. Meyrowitz, 3-Michael B. Polk, 4- Vijay Vishwanath	For	Issuer	For	With
2	To ratify the selection of DeLoitte & Touche LLP as he independent registered pubic accounting firm for the company for the fiscal year ending December 31, 2006	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

Chairman and Chief Executive Officer

By /s/Robert M. Mitchell

* Robert M. Mitchell

Treasurer and Chief Financial Officer

Date: August 22, 2006

*Print the name and title of each signing officer under his or her signature.